Quarterly Financial Data (in millions and unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data

	First Quarter	Second Quarter		Third Quarter		Fourth Quarter
2012
Revenue	$656	$711		$677		$764
Gross profit(1)	379	443		412		511
Income (loss) before income taxes	(85)	(40)		(7)		40
Income (loss) from continuing operations	(62)	(42)		(8)		69
Income (loss) from discontinued operations	297 (2)	34		(354	)(3)	—
Net income (loss)	235 (2)	(8)		(362	)(3)	69	(4)
2013
Revenue	$639	$672		$678		$772
Gross profit(1)	378	420		433		510
Income (loss) before income taxes	(52)	10	(5)	29	(5)	86	(5)
Income (loss) from continuing operations	(35)	5	(5)	22	(5)	54	(5)
Income (loss) from discontinued operations	(12)	10		1		18
Net income (loss)	(47)	15	(5)	23	(5)	72	(5)

(1)	Gross profit equals revenue less cost of sales and direct operating expenses (excluding depreciation).
(2)	Includes a pre-tax gain on sale of HE of $563 million.
(3)	Includes a pre-tax goodwill impairment charge of $385 million.
(4)	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.
(5)	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The impact of the change in estimate was an aggregate decrease to costs and expenses of $10 million in the quarter ended June 30, 2013. The impact of this change was negligible for the full year since the balance would have naturally reversed, with a substantial majority of that reversal occurring during the fourth quarter.